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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 12/31/2009

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 300
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                    Conshohocken, PA   1/05/2010
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          82

Form 13F Information Table Value Total:    $162,445
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                                               1/1/2010

                                       COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
                                    -------------- --------- -------- ------------- ---------- -------- ----------------
                                                              VALUE   SHRS OR  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                    TITLE OF CLASS  CUSIP    (x1000)  PRN AMT  CALL DISCRETION MANAGERS SOLE SHARED NONE
                                    -------------- --------- -------- ------- ----- ---------- -------- ----------------
Advance Auto Parts.................     Stock      00751y106  2,881    71,163          Sole      N/A         Shared
Aeropostale, Inc...................     Stock      7865108    3,769   110,677          Sole      N/A         Shared
AmerisourceBergen Corp.............     Stock      03073e105    929    35,650          Sole      N/A         Shared
Abbot Labs.........................     Stock      2824100      709    13,133          Sole      N/A         Shared
Aflac Corporation..................     Stock      1055102      388     8,381          Sole      N/A         Shared
Allegiant Travel...................     Stock      01748x102  3,117    66,071          Sole      N/A         Shared
Alliant Techsystems Inc............     Stock      18804104   4,521    51,217          Sole      N/A         Shared
AmSurg Corp........................     Stock      03232p405  3,717   168,806          Sole      N/A         Shared
Amedisys Inc.......................     Stock      023436108  4,461    91,786          Sole      N/A         Shared
Amphenol Corp......................     Stock      032095101    707    15,305          Sole      N/A         Shared
Amtrust Financial Services Inc.....     Stock      032359309    424    35,880          Sole      N/A         Shared
Apache, Inc........................     Stock      037411105    485     4,704          Sole      N/A         Shared
Bemis Co Inc.......................     Stock      081437105  3,065   103,370          Sole      N/A         Shared
Best Buy...........................     Stock      086516101    411    10,425          Sole      N/A         Shared
Big Lots Inc.......................     Stock      89302103   2,931   101,141          Sole      N/A         Shared
Brady Corp.........................     Stock      104674106    324    10,790          Sole      N/A         Shared
Broadridge Financial Solutions.....     Stock      11133T103  3,252   144,145          Sole      N/A         Shared
Buckle, Inc........................     Stock      118440106    376    12,841          Sole      N/A         Shared
CF Insustries Holdings, Inc........     Stock      125269100    369     4,065          Sole      N/A         Shared
Check Point Software...............     Stock      M22465104    593    17,492          Sole      N/A         Shared
Chubb Group........................     Stock      171232101    306     6,214          Sole      N/A         Shared
Commerce Bancshares Inc............     Stock      200525103  3,464    89,455          Sole      N/A         Shared
CSG Systems International..........     Stock      126349109  4,868   255,018          Sole      N/A         Shared
Del Monte Foods....................     Stock      24522P103  1,972   173,927          Sole      N/A         Shared
Devon Energy Corp..................     Stock      25179m103    462     6,291          Sole      N/A         Shared
Dollar Tree Stores Inc.............     Stock      256746108  4,625    95,759          Sole      N/A         Shared
Dril-Quip Inc......................     Stock      262037104  2,744    48,587          Sole      N/A         Shared
Ebay, Inc..........................     Stock      278642103    585    24,880          Sole      N/A         Shared
Endo Pharmaceuticals Holdings Inc..     Stock      29264f205  2,635   128,408          Sole      N/A         Shared
Energen Corp.......................     Stock      29265N108  4,070    86,963          Sole      N/A         Shared
Ensco International, Inc...........     Stock      26874q100  2,007    50,262          Sole      N/A         Shared
ITT Educational Services...........     Stock      45068B109  2,918    30,409          Sole      N/A         Shared
Fair Issac Corp....................     Stock      303250104    444    20,840          Sole      N/A         Shared
Family Dollar Stores...............     Stock      307000109    564    20,268          Sole      N/A         Shared
Federated Investors Inc............     Stock      314211103  2,801   101,842          Sole      N/A         Shared
Flowserve Corp.....................     Stock      34354P105  2,872    30,381          Sole      N/A         Shared
Forest Lab Inc.....................     Stock      345838106    261     8,115          Sole      N/A         Shared
Fossil, Inc........................     Stock      349882100  4,877   145,331          Sole      N/A         Shared
Freeport-McMoRan Copper& Gold......     Stock      35671D857    348     4,339          Sole      N/A         Shared
General Dynamics...................     Stock      369550108    687    10,072          Sole      N/A         Shared
Global Payments Inc................     Stock      37940X102    718    13,325          Sole      N/A         Shared


                                    COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
                                 -------------- --------- -------- ------------- ---------- -------- ----------------
                                                           VALUE   SHRS OR  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                 TITLE OF CLASS  CUSIP    (x1000)  PRN AMT  CALL DISCRETION MANAGERS SOLE SHARED NONE
                                 -------------- --------- -------- ------- ----- ---------- -------- ----------------
HCC Insurance Holdings..........     Stock      404132102  4,506   161,085          Sole      N/A         Shared
Harris Corporation..............     Stock      413875105    490    10,315          Sole      N/A         Shared
Home Depot Inc..................     Stock      437076102    447    15,461          Sole      N/A         Shared
Hewlett Packard.................     Stock      428236103    585    11,358          Sole      N/A         Shared
International Business Machines.     Stock      459200101    867     6,620          Sole      N/A         Shared
j2 Global Communications Inc....     Stock      46626E205  2,982   146,550          Sole      N/A         Shared
Jack Henry......................     Stock      426281101  2,256    97,513          Sole      N/A         Shared
Jos. A Bank Clothiers, Inc......     Stock      480838101    741    17,570          Sole      N/A         Shared
Kimberly-Clark..................     Stock      494368103    487     7,646          Sole      N/A         Shared
Kirby Corp......................     Stock      497266106    340     9,775          Sole      N/A         Shared
Knight Capital..................     Stock      499005106  2,224   144,399          Sole      N/A         Shared
Lincare Holdings................     Stock      532791100  3,019    81,294          Sole      N/A         Shared
MDU Resources Group Inc.........     Stock      552690109  3,064   129,835          Sole      N/A         Shared
McDonalds.......................     Stock      580135101    637    10,209          Sole      N/A         Shared
Molson Coors Brewing Company....     Stock      60871R209    377     8,353          Sole      N/A         Shared
NBTY Inc........................     Stock      628782104  3,188    73,223          Sole      N/A         Shared
NII Holdings Inc................     Stock      62913F201  4,907   146,131          Sole      N/A         Shared
Neustar, Inc....................     Stock      64126X201  2,677   116,176          Sole      N/A         Shared
Newfield Exploration............     Stock      651290108    543    11,256          Sole      N/A         Shared
Noble Corp......................     Stock      h583n103     517    12,704          Sole      N/A         Shared
Prosperity Bancshares Inc.......     Stock      743606105  4,862   120,140          Sole      N/A         Shared
Research in Motion..............     Stock      760975102    248     3,679          Sole      N/A         Shared
RPM International Inc...........     Stock      749685103  2,438   119,901          Sole      N/A         Shared
Scansource Inc..................     Stock      806037107  2,979   111,575          Sole      N/A         Shared
Sigma Aldrich...................     Stock      826552101  3,563    70,478          Sole      N/A         Shared
Sigma Designs Inc...............     Stock      826565103    314    29,369          Sole      N/A         Shared
Snap-on Inc.....................     Stock      833034101  2,662    62,986          Sole      N/A         Shared
State Street Corp...............     Stock      857477103    367     8,438          Sole      N/A         Shared
Synopsys Inc....................     Stock      871607107    352    15,805          Sole      N/A         Shared
Syntel, Inc.....................     Stock      87162h103  2,913    76,598          Sole      N/A         Shared
Teleflex Inc....................     Stock      879369106  2,945    54,642          Sole      N/A         Shared
Terra Industries................     Stock      880915103    495    15,376          Sole      N/A         Shared
True Religion Apparel Inc.......     Stock      89784N104  2,109   114,041          Sole      N/A         Shared
United Technologies.............     Stock      913017109    622     8,958          Sole      N/A         Shared
Universal Health Services Inc...     Stock      913903100  4,397   144,177          Sole      N/A         Shared
Valspar Corp....................     Stock      920355104  2,372    87,415          Sole      N/A         Shared
Varian Medical Systems..........     Stock      92220p105  2,282    48,718          Sole      N/A         Shared
Wal-Mart Stores.................     Stock      931142103    414     7,740          Sole      N/A         Shared
Watson Wyatt Wprlwide...........     Stock      942712100  2,441    51,372          Sole      N/A         Shared
World Acceptance Corp...........     Stock      981419104  2,484    69,330          Sole      N/A         Shared
World Fuel Services.............     Stock      981475106  4,675   174,513          Sole      N/A         Shared